Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 93.1%
	COMMUNICATIONS — 1.5%
27,288	ATN International, Inc.	$1,088,245
29,695	World Wrestling Entertainment, Inc. - Class A	1,854,156
		2,942,401
	CONSUMER DISCRETIONARY — 4.2%
78,084	1-800-Flowers.com, Inc. - Class A*	996,352
31,062	Carter's, Inc.	2,857,393
95,948	Designer Brands, Inc.*	1,296,258
26,982	KB Home	873,677
43,669	Liquidity Services, Inc.*	747,613
40,081	Monro, Inc.	1,777,192
		8,548,485
	CONSUMER STAPLES — 3.9%
33,364	Cal-Maine Foods, Inc.	1,842,360
20,594	Chefs' Warehouse, Inc.*	671,364
46,704	Herbalife Nutrition Ltd.*,1	1,417,933
5,081	J & J Snack Foods Corp.	788,063
41,319	Nu Skin Enterprises, Inc. - Class A	1,978,354
39,318	TreeHouse Foods, Inc.*	1,268,399
		7,966,473
	ENERGY — 1.9%
231,911	NexTier Oilfield Solutions, Inc.*	2,142,858
59,632	Oceaneering International, Inc.*	904,021
212,991	Ring Energy, Inc.*	813,625
		3,860,504
	FINANCIALS — 13.5%
37,207	BankUnited, Inc.	1,635,620
17,881	Banner Corp.	1,046,575
46,878	Berkshire Hills Bancorp, Inc.	1,358,056
63,606	BRP Group, Inc. - Class A*	1,706,549
95,169	Byline Bancorp, Inc.	2,539,109
45,687	Customers Bancorp, Inc.*	2,382,120
21,714	eHealth, Inc.*	269,471
55,247	Flushing Financial Corp.	1,234,770
75,409	Huntington Bancshares, Inc.	1,102,479
72,666	National Bank Holdings Corp. - Class A	2,926,986
46,988	Pacific Premier Bancorp, Inc.	1,661,026
39,700	PacWest Bancorp	1,712,261
3,906	Signature Bank	1,146,372

Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
27,170	Texas Capital Bancshares, Inc.*	$1,557,113
31,585	United Community Banks, Inc.	1,099,158
63,011	Veritex Holdings, Inc.	2,405,130
22,136	Voya Financial, Inc.	1,468,724
		27,251,519
	HEALTH CARE — 15.7%
62,393	Acadia Healthcare Co., Inc.*	4,088,613
35,757	Avid Bioservices, Inc.*	728,370
8,036	Charles River Laboratories International, Inc.*	2,281,983
5,241	Chemed Corp.	2,654,829
108,810	Coherus Biosciences, Inc.*	1,404,737
121,499	Cross Country Healthcare, Inc.*	2,632,883
15,164	Haemonetics Corp.*	958,668
28,394	HealthEquity, Inc.*	1,914,891
39,820	MEDNAX, Inc.*	934,974
61,074	Merit Medical Systems, Inc.*	4,062,642
25,566	ModivCare, Inc.*	2,950,061
46,801	PetIQ, Inc. - Class A*	1,141,944
38,985	Prestige Consumer Healthcare, Inc.*	2,063,866
17,134	Quidel Corp.*	1,926,890
59,311	Supernus Pharmaceuticals, Inc.*	1,916,932
		31,662,283
	INDUSTRIALS — 28.6%
31,761	Advanced Energy Industries, Inc.	2,733,987
49,799	AerCap Holdings NV*,1	2,503,894
32,030	Albany International Corp. - Class A	2,700,770
42,924	Altra Industrial Motion Corp.	1,671,031
256,464	Ardmore Shipping Corp.*,1	1,154,088
34,865	ASGN, Inc.*	4,069,094
39,323	AZEK Co., Inc.*	976,783
19,172	AZZ, Inc.	924,857
51,912	Barnes Group, Inc.	2,086,343
33,094	Belden, Inc.	1,833,408
32,653	Capital Product Partners LP1	595,264
27,046	Casella Waste Systems, Inc. - Class A*	2,370,582
43,067	Columbus McKinnon Corp.	1,826,041
40,415	Dycom Industries, Inc.*	3,849,933
6,376	FTI Consulting, Inc.*	1,002,435
120,657	Harsco Corp.*	1,476,842
52,876	Huron Consulting Group, Inc.*	2,422,250

Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
25,678	International Seaways, Inc.[1]	$463,231
45,686	Itron, Inc.*	2,406,738
52,718	KBR, Inc.	2,885,256
53,658	Matthews International Corp. - Class A	1,736,373
39,318	Mercury Systems, Inc.*	2,534,045
14,101	Novanta, Inc.*,1	2,006,431
67,124	SP Plus Corp.*	2,105,009
49,688	Titan Machinery, Inc.*	1,404,183
243,186	U.S. Xpress Enterprises, Inc. - Class A*	943,562
44,387	Viad Corp.*	1,581,953
79,098	Wabash National Corp.	1,173,814
22,644	Westinghouse Air Brake Technologies Corp.	2,177,673
54,547	WillScot Mobile Mini Holdings Corp.*	2,134,424
		57,750,294
	MATERIALS — 1.3%
91,873	Alamos Gold, Inc. - Class A1	773,571
40,541	Silgan Holdings, Inc.	1,874,210
		2,647,781
	REAL ESTATE — 4.6%
95,439	Armada Hoffler Properties, Inc. - REIT	1,393,409
47,339	Community Healthcare Trust, Inc. - REIT	1,998,179
99,663	iStar, Inc. - REIT	2,333,111
18,005	JBG SMITH Properties - REIT	526,106
71,587	STAG Industrial, Inc. - REIT	2,960,123
		9,210,928
	TECHNOLOGY — 15.4%
78,687	ACI Worldwide, Inc.*	2,477,853
16,675	Aspen Technology, Inc.*	2,757,545
51,071	Benchmark Electronics, Inc.	1,278,818
59,629	Bottomline Technologies DE, Inc.*	3,379,772
77,429	Box, Inc. - Class A*	2,250,087
138,287	CalAmp Corp.*	1,010,878
16,865	Euronet Worldwide, Inc.*	2,194,980
100,024	Infinera Corp.*	867,208
19,389	Insight Enterprises, Inc.*	2,080,827
122,990	Knowles Corp.*	2,647,975
48,164	MACOM Technology Solutions Holdings, Inc.*	2,883,578
16,200	Rogers Corp.*	4,401,540
76,891	Sonos, Inc.*	2,169,864

Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
41,644	Xperi Holding Corp.	$721,274
		31,122,199
	UTILITIES — 2.5%
40,177	ALLETE, Inc.	2,691,055
48,529	Unitil Corp.	2,420,627
		5,111,682
	TOTAL COMMON STOCKS
	(Cost $156,872,695)	188,074,549
	EXCHANGE-TRADED FUNDS — 3.1%
15,133	iShares Russell 2000 ETF	3,106,351
19,378	iShares Russell 2000 Value ETF	3,127,609
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $5,022,489)	6,233,960

Principal Amount
	SHORT-TERM INVESTMENTS — 3.9%
$7,945,940	UMB Bank Demand Deposit, 0.01%[2]	7,945,940
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,945,940)	7,945,940
	TOTAL INVESTMENTS — 100.1%
	(Cost $169,841,124)	202,254,449
	Liabilities in Excess of Other Assets — (0.1)%	(117,951)
	TOTAL NET ASSETS — 100.0%	$202,136,498

LP – Limited Partnership
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.